UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.3%)
Alabama (1.2%)
Alabama Public School & College Auth. TOB VRDO	1.12%	8/6/2004 (3)*	$ 5,000	$ 5,000
Birmingham AL GO VRDO	1.10%	8/6/2004 (2)	36,250	36,250
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.10%	8/6/2004 (3)	20,000	20,000
Jefferson County AL Sewer Rev. VRDO	1.09%	8/6/2004 (10)	60,000	60,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	1.08%	8/6/2004	33,550	33,550
Univ. of Alabama General Rev. TOB VRDO	1.14%	8/6/2004 (1)*	10,000	10,000
Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	1.12%	8/6/2004 (3)*	7,930	7,930

	172,730

Alaska (0.5%)
Alaska Housing Finance Corp. (State Capital) VRDO	1.10%	8/6/2004 (1)	10,000	10,000
Alaska Housing Finance Corp. Home Mortgage VRDO	1.14%	8/6/2004 (4)	50,000	50,000
Anchorage AK GO TOB VRDO	1.14%	8/5/2004 (1)*	3,085	3,085
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.10%	8/2/2004	6,100	6,100

	69,185

Arizona (2.0%)
Arizona School Fac. Board Rev. TOB VRDO	1.12%	8/6/2004 (2)*	5,475	5,475
Arizona School Fac. Board Rev. TOB VRDO	1.13%	8/6/2004 *	7,730	7,730
Arizona State Univ. COP TOB VRDO	1.14%	8/6/2004 (2)*	5,415	5,415
Arizona Water Infrastructure Finance Auth. Rev. TOB VRDO	1.14%	8/6/2004 *	5,535	5,535
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	1.15%	8/6/2004 LOC*	69,465	69,465
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	1.08%	8/6/2004 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp. Waste Water System Rev. CP	0.97%	8/19/2004 LOC	6,000	6,000
Phoenix AZ Civic Improvement Corp. Water System Rev. CP	1.10%	12/9/2004 LOC	10,000	10,000
Pima County AZ IDA Single Family Mortgage Rev. FR	1.44%	8/25/2004	33,535	33,535
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.12%	9/7/2004	17,609	17,609
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.11%	9/8/2004	28,000	28,000
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	1.42%	8/25/2004	50,000	50,000
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	1.45%	8/25/2004	38,817	38,817

	296,756

Arkansas (0.5%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	1.11%	8/6/2004	36,500	36,500
Univ. of Arkansas Board of Trustees Rev. VRDO	1.15%	8/6/2004 (1)	42,265	42,265

	78,765

California (7.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.08%	8/6/2004 LOC	11,500	11,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.08%	8/6/2004 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.80%	6/1/2005 LOC	13,300	13,300
California Community College Financing Auth. TRAN	3.00%	6/30/2005 (4)	40,000	40,507
California GO CP	1.10%	8/12/2004 LOC	25,000	25,000
California GO CP	1.16%	10/6/2004 LOC	11,600	11,600
California GO CP	1.16%	10/7/2004 LOC	22,000	22,000
California GO CP	1.17%	10/8/2004 LOC	16,000	16,000
California GO VRDO	1.08%	8/6/2004 LOC	60,400	60,400
California GO VRDO	1.09%	8/6/2004 LOC	8,600	8,600
California Higher Educ. Loan Auth. Student Loan Rev. PUT	1.05%	3/1/2005 LOC	7,000	7,000
California Housing Finance Agency Home Mortgage Rev. VRDO	1.09%	8/6/2004 (4)	21,900	21,900
California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	1.16%	8/6/2004 *	7,980	7,980
California School Cash Reserve Program Auth. Pool TRAN	3.00%	7/6/2005 (2)	50,000	50,640
California State Dept. of Water Resources Power Supply Rev. VRDO	1.13%	8/2/2004 LOC	9,200	9,200
California State Dept. of Water Resources Power Supply Rev. VRDO	1.07%	8/6/2004 (4)	67,675	67,675
California State Dept. of Water Resources Power Supply Rev. VRDO	1.08%	8/6/2004 LOC	21,000	21,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.08%	8/6/2004 LOC	60,700	60,700
California State Dept. of Water Resources Power Supply Rev. VRDO	1.10%	8/6/2004 LOC	11,600	11,600
California State Econ. Recovery Bonds TOB VRDO	1.13%	8/6/2004 *	15,500	15,500
California State Econ. Recovery Bonds TOB VRDO	1.13%	8/6/2004 *	50,000	50,000
California State Econ. Recovery Bonds VDRO	1.08%	8/6/2004 (10)	139,000	139,000
California State Econ. Recovery Bonds VRDO	1.09%	8/2/2004 LOC	15,600	15,600
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	1.15%	8/6/2004	21,300	21,300
California Statewide Community Dev. Auth. Rev. (San Bernadino) TRAN	3.00%	6/30/2005	25,500	25,823
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.06%	8/6/2004	30,300	30,300
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.07%	8/6/2004	32,000	32,000
Los Angeles County CA TRAN	3.00%	6/30/2005	43,950	44,503
Metro. Water Dist. of Southern California Rev. VRDO	1.09%	8/6/2004	19,910	19,910
San Diego CA County & School Dist. TRAN	3.25%	7/25/2005	50,000	50,802
Sonoma County CA TRAN	2.00%	9/30/2004	45,000	45,061
Southern California Home Financing Auth. Single Family Mortgage Rev. PUT	1.00%	8/1/2004	10,000	10,000
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.08%	8/6/2004 (4)	10,000	10,000
Ventura County CA TRAN	3.00%	7/1/2005	34,950	35,391

	1,030,592

Colorado (6.8%)
Colorado General Fund TRAN	3.00%	6/27/2005	250,000	253,169
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	1.11%	8/6/2004	78,000	78,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) PUT	1.23%	12/1/2004	25,000	25,000
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Class I VRDO	1.09%	8/6/2004 (1)	39,140	39,140
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Class I VRDO	1.09%	8/6/2004	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Class I VRDO	1.13%	8/6/2004	19,715	19,715
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev.	1.13%	11/1/2004	13,000	13,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev.	1.18%	11/1/2004	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev.	1.75%	8/1/2005	22,000	22,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev.	1.82%	8/1/2005	26,300	26,300
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.09%	8/6/2004	37,000	37,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.09%	8/6/2004	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.09%	8/6/2004	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.13%	8/6/2004	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.14%	8/6/2004	24,315	24,315
Colorado Springs CO Util. System Rev. VRDO	1.07%	8/6/2004	45,500	45,500
Colorado State Education Loan Program TRAN	2.00%	8/9/2004	100,000	100,017
Colorado State Education Loan Program VRDO	1.14%	8/6/2004 *	18,750	18,750
Colorado Student Obligation Bond Auth. VRDO	1.13%	8/6/2004 (2)	26,600	26,600
Denver CO City & County Airport Rev. TOB VRDO	1.18%	8/6/2004 (4)*	1,500	1,500
Denver CO City & County Airport Rev. VRDO	1.17%	8/6/2004 (1)	135,200	135,200
Denver CO City & County Airport Rev. VRDO	1.18%	8/6/2004 (1)	20,000	20,000
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	1.08%	8/6/2004 (2)	25,000	25,000

	984,531

Connecticut (1.0%)
Connecticut GO	5.00%	3/15/2005	3,000	3,066
Connecticut GO	5.00%	4/15/2005	4,675	4,793
Connecticut GO	5.00%	4/15/2005	11,130	11,412
Connecticut GO	4.00%	5/1/2005	7,130	7,268
Connecticut Housing Finance Auth. Mortgage Finance Program PUT	1.15%	12/22/2004	20,000	20,000
Connecticut Housing Finance Auth. Mortgage Finance Program PUT	1.20%	12/22/2004	27,000	27,000
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	1.09%	8/6/2004 (2)	54,270	54,270
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	1.09%	8/6/2004 (3)	13,200	13,200

	141,009

Delaware (0.3%)
Delaware GO TOB VRDO	1.14%	8/6/2004 *	4,795	4,795
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	1.15%	8/6/2004	16,600	16,600
Univ. of Delaware Rev. VRDO	1.14%	8/2/2004	7,755	7,755
Univ. of Delaware Rev. VRDO	1.07%	8/6/2004	13,470	13,470

	42,620

District of Columbia (2.2%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	1.12%	8/6/2004	12,000	12,000
District of Columbia (National Geographic Society) VRDO	1.10%	8/6/2004	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	1.08%	8/6/2004 LOC	19,530	19,530
District of Columbia GO TOB VRDO	1.12%	8/6/2004 (1)*	5,460	5,460
District of Columbia GO TOB VRDO	1.15%	8/6/2004 (2)*	4,500	4,500
District of Columbia GO VRDO	1.09%	8/6/2004 (1)	15,635	15,635
District of Columbia GO VRDO	1.10%	8/6/2004 (3)	63,600	63,600
District of Columbia Housing Finance Agency Single Family Mortgage Rev. FR	1.45%	8/25/2004	74,025	74,025
District of Columbia TRAN	2.00%	9/30/2004	44,600	44,660
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	1.07%	8/6/2004 (1)	41,765	41,765
District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	1.15%	8/6/2004 (4)*	4,680	4,680
District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	1.15%	8/6/2004 (4)*	18,835	18,835
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	1.15%	8/6/2004 (3)*	1,700	1,700

	324,060

Florida (3.9%)
Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	1.12%	8/6/2004 *	7,040	7,040
Broward County FL School Board COP TOB VRDO	1.14%	8/6/2004 (4)*	5,210	5,210
Collier County FL School Board COP TOB VRDO	1.12%	8/6/2004 (4)*	3,945	3,945
Collier County FL School Board COP TOB VRDO	1.14%	8/6/2004 (4)*	5,205	5,205
Dade County FL Water & Sewer System Rev. VRDO	1.05%	8/6/2004 (3)	7,585	7,585
Florida Board of Educ. Capital Outlay TOB VRDO	1.12%	8/6/2004 *	7,980	7,980
Florida Board of Educ. Public Educ. VRDO	1.12%	8/6/2004 (1)*	7,000	7,000
Florida Board of Educ. Rev. (Lottery Rev.) TOB PUT	1.30%	4/29/2005 (3)*	12,715	12,715
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	1.12%	8/6/2004 (1)*	33,825	33,825
Florida Board of Educ. TOB VRDO	1.14%	8/6/2004 *	3,875	3,875
Florida Board of Educ. TOB VRDO	1.14%	8/6/2004 *	4,900	4,900
Florida Correctional Privatization Comm. COP TOB VRDO	1.14%	8/6/2004 (2)*	7,985	7,985
Florida Dept. of Environmental Protection Preservation Rev. TOB VRDO	1.12%	8/6/2004 (1)*	14,905	14,905
Florida Dept. of Transp. TOB VRDO	1.14%	8/6/2004 *	6,870	6,870
Florida Dept. of Transp. TOB VRDO	1.14%	8/6/2004 *	7,550	7,550
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protecti	1.12%	8/6/2004 (4)*	12,670	12,670
Florida Housing Finance Agency Rev. TOB VRDO	1.19%	8/6/2004 *	8,350	8,350
Florida Turnpike Auth. Rev. TOB PUT	1.30%	4/29/2005 (3)*	11,820	11,820
Florida Turnpike Auth. Rev. TOB VRDO	1.14%	8/6/2004 (2)*	5,490	5,490
Hillsborough County FL Water & Sewer Rev. TOB VRDO	1.15%	8/6/2004 (2)*	10,095	10,095
Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	1.12%	8/6/2004 (3)*	2,700	2,700
Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	1.12%	8/6/2004 (3)*	2,100	2,100
Miami-Dade County FL School Board TOB VRDO	1.14%	8/6/2004 (3)*	4,215	4,215
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group) VRDO	1.08%	8/6/2004 LOC	52,300	52,300
Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	13,000	13,000
Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	9,995	9,995
Orlando & Orange County FL Expressway Auth. VRDO	1.08%	8/6/2004 (4)	5,000	5,000
Orlando & Orange County FL Expressway Auth. VRDO	1.08%	8/6/2004 (4)	21,600	21,600
Orlando & Orange County FL Expressway Auth. VRDO	1.08%	8/6/2004 (4)	39,000	39,000
Orlando & Orange County FL Expressway Auth. VRDO	1.08%	8/6/2004 (4)	59,000	59,000
Orlando FL Util. Comm. Water & Electric Rev. VRDO	1.08%	8/6/2004	39,600	39,600
Palm Beach County FL Rev. (Raymond F. Kravis Center for the Performing Arts, Inc.) VRDO	1.04%	8/6/2004 LOC	5,000	5,000
Palm Beach County FL School Board COP VRDO	1.14%	8/6/2004 (3)*	4,200	4,200
Palm Beach County FL Special Purpose Fac. Rev. (FlightSafety) VRDO	1.15%	8/6/2004	18,000	18,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.07%	8/6/2004 (2)	55,245	55,245
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.09%	8/6/2004 (2)	55,000	55,000
Tampa Bay FL Water Util. System Rev. TOB VRDO	1.12%	8/6/2004 (3)(Prere.)*	2,500	2,500

	573,470

Georgia (3.9%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.13%	8/2/2004 LOC	5,500	5,500
Atlanta GA Airport General Rev. VRDO	1.10%	8/6/2004 (1)	20,000	20,000
Atlanta GA Airport General Rev. VRDO	1.10%	8/6/2004 (1)	62,710	62,710
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.15%	8/6/2004 (1)*	9,995	9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.15%	8/6/2004 (3)*	18,495	18,495
Atlanta GA Water & Wastewater Rev. VRDO	1.09%	8/6/2004 (4)	61,880	61,880
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.13%	8/2/2004 (2)	7,700	7,700
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.08%	8/6/2004 (3)(Prere.)	33,635	33,635
Cobb County GA Dev. Auth. Student Housing Fac. Rev. (Kennesaw State Univ. Foundation) VRDO	1.09%	8/6/2004 LOC	55,600	55,600
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.08%	8/6/2004 LOC	15,000	15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.08%	8/6/2004 LOC	13,600	13,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	1.08%	8/6/2004 LOC	7,300	7,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	1.08%	8/6/2004	20,710	20,710
Fulton County GA Fac. Corp. COP Fulton County GA Public Purpose Project TOB VRDO	1.14%	8/6/2004 (2)*	16,695	16,695
Fulton County GA School Dist. TOB VRDO	1.14%	8/6/2004 *	21,000	21,000
Fulton County GA TAN	2.00%	12/31/2004	47,900	48,080
Fulton DeKalb GA Hosp. Auth. Rev. TOB VRDO	1.14%	8/6/2004 (4)*	3,015	3,015
Georgia GO	7.00%	11/1/2004	5,000	5,073
Georgia GO TOB VRDO	1.10%	8/6/2004 *	31,395	31,395
Georgia GO TOB VRDO	1.14%	8/6/2004 *	10,580	10,580
Georgia GO TOB VRDO	1.14%	8/6/2004 *	6,225	6,225
Gwinnett County GA Dev. Auth. COP TOB VRDO	1.14%	8/6/2004 (1)*	6,825	6,825
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.08%	8/6/2004 LOC	10,000	10,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	1.08%	8/6/2004 LOC	13,950	13,950
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	1.14%	8/6/2004 (4)*	3,220	3,220
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.07%	8/6/2004	30,270	30,270
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	1.08%	8/6/2004 LOC	24,900	24,900

	563,353

Hawaii (0.8%)
Hawaii Airports System Rev. TOB VRDO	1.18%	8/6/2004 (3)*	1,350	1,350
Hawaii GO TOB VRDO	1.12%	8/6/2004 (1)*	6,100	6,100
Hawaii GO TOB VRDO	1.13%	8/6/2004 (4)*	4,000	4,000
Hawaii GO TOB VRDO	1.14%	8/6/2004 (4)*	8,435	8,435
Honolulu HI City & County PUT	1.18%	12/2/2004 (3)	16,700	16,700
Honolulu HI City & County PUT	1.18%	12/2/2004 (3)	16,700	16,700
Honolulu HI City & County PUT	1.18%	12/2/2004 (3)	4,200	4,200
Honolulu HI City & County TOB VRDO	1.12%	8/6/2004 (1)*	5,000	5,000
Honolulu HI City & County TOB VRDO	1.14%	8/6/2004 (1)*	2,995	2,995
Honolulu HI City & County TOB VRDO	1.14%	8/6/2004 (1)*	4,625	4,625
Honolulu HI Multifamily Housing Rev. (Hillside Apartments) VRDO	1.13%	8/6/2004 LOC	46,500	46,500

	116,605

Idaho (0.8%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	6,900	6,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	9,500	9,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	11,100	11,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	12,250	12,250
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	11,785	11,785
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	11,700	11,700
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	14,650	14,650
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	10,500	10,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	11,785	11,785

	112,170

Illinois (7.9%)
Chicago IL Board of Educ. TOB VRDO	1.13%	8/6/2004 (4)*	7,085	7,085
Chicago IL Board of Educ. TOB VRDO	1.14%	8/6/2004 (2)*	6,045	6,045
Chicago IL Board of Educ. TOB VRDO	1.14%	8/6/2004 (1)*	5,320	5,320
Chicago IL Board of Educ. VRDO	1.08%	8/6/2004 (4)	37,200	37,200
Chicago IL Board of Educ. VRDO	1.08%	8/6/2004 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	1.10%	8/6/2004 (4)	36,260	36,260
Chicago IL GO TOB VRDO	1.13%	8/6/2004 (3)*	7,905	7,905
Chicago IL GO TOB VRDO	1.14%	8/6/2004 (1)*	2,500	2,500
Chicago IL GO TOB VRDO	1.15%	8/6/2004 (2)*	19,995	19,995
Chicago IL GO VRDO	1.04%	8/6/2004 (4)	30,000	30,000
Chicago IL GO VRDO	1.10%	8/6/2004 (3)	45,000	45,000
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.14%	8/6/2004 *	5,345	5,345
Chicago IL Metro. Water Reclamation Dist. GO VRDO	1.06%	8/6/2004	8,600	8,600
Chicago IL O'Hare International Airport Rev. Passenger VRDO	1.18%	8/6/2004 (2)*	1,330	1,330
Chicago IL Park Dist. TOB VRDO	1.14%	8/6/2004 (3)*	5,275	5,275
Chicago IL Park Dist. TOB VRDO	1.14%	8/6/2004 (3)*	5,630	5,630
Chicago IL Park Dist. TOB VRDO	1.15%	8/6/2004 (3)*	9,990	9,990
Chicago IL Park Dist.Tax Anticipation Warrant	3.00%	5/2/2005	14,100	14,252
Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	1.12%	8/6/2004 (3)*	5,400	5,400
Chicago IL Public Building Comm. (Chicago Transit Auth.) TOB VRDO	1.12%	8/6/2004 (2)*	7,320	7,320
Chicago IL Public Building Comm. GO TOB VRDO	1.12%	8/6/2004 (2)*	6,875	6,875
Chicago IL Public Building Comm. GO TOB VRDO	1.14%	8/6/2004 (3)*	2,800	2,800
Chicago IL Sales Tax Rev. VRDO	1.10%	8/6/2004 (3)	69,900	69,900
Chicago IL Single Family Mortgage TOB VRDO	1.17%	8/6/2004 *	2,725	2,725
Chicago IL TOB VRDO	1.14%	8/6/2004 (1)*	5,540	5,540
Chicago IL Water Rev. TOB VRDO	1.13%	8/6/2004 (2)*	14,875	14,875
Chicago IL Water Rev. VRDO	1.10%	8/6/2004 LOC	24,125	24,125
Cook County IL GO TOB VRDO	1.12%	8/6/2004 (2)*	13,435	13,435
Cook County IL GO TOB VRDO	1.15%	8/6/2004 (3)*	11,500	11,500
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.09%	8/6/2004	66,800	66,800
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	1.10%	8/6/2004 (3)	19,450	19,450
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.10%	8/6/2004 LOC	24,400	24,400
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO	1.08%	8/6/2004 LOC	36,500	36,500
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	1.08%	8/6/2004 LOC	15,000	15,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	1.08%	8/6/2004	13,719	13,719
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	1.14%	8/6/2004 *	6,020	6,020
Illinois Finance Auth. Rev. Public Project Construction Notes PUT	1.15%	10/1/2004	3,500	3,500
Illinois GO TOB VRDO	1.12%	8/6/2004 (1)*	5,325	5,325
Illinois GO TOB VRDO	1.12%	8/6/2004 (4)*	5,590	5,590
Illinois GO TOB VRDO	1.12%	8/6/2004 (4)*	5,000	5,000
Illinois GO TOB VRDO	1.12%	8/6/2004 *	7,775	7,775
Illinois GO TOB VRDO	1.12%	8/6/2004 (1)*	5,120	5,120
Illinois GO TOB VRDO	1.12%	8/6/2004 (4)*	3,995	3,995
Illinois GO TOB VRDO	1.12%	8/6/2004 *	2,900	2,900
Illinois GO TOB VRDO	1.14%	8/6/2004 (3)*	22,000	22,000
Illinois GO TOB VRDO	1.14%	8/6/2004 (4)*	3,590	3,590
Illinois GO TOB VRDO	1.14%	8/6/2004 (1)*	3,775	3,775
Illinois GO TOB VRDO	1.15%	8/6/2004 (1)*	5,715	5,715
Illinois GO TOB VRDO	1.18%	8/6/2004 (2)*	2,940	2,940
Illinois GO VRDO	1.09%	8/6/2004	25,000	25,000
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	1.10%	8/6/2004 (2)	35,900	35,900
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	1.09%	8/6/2004 LOC	26,900	26,900
Illinois Health Fac. Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.11%	8/2/2004	19,500	19,500
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	1.11%	8/2/2004 LOC	41,300	41,300
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	1.10%	8/2/2004 (1)	6,800	6,800
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	0.99%	4/1/2005	22,835	22,835
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	1.68%	7/27/2005	14,000	14,000
Illinois Regional Transp. Auth. Rev. TOB VRDO	1.12%	8/6/2004 (3)*	12,895	12,895
Illinois Sales Tax Rev. TOB VRDO	1.12%	8/6/2004 *	10,550	10,550
Illinois Sales Tax Rev. TOB VRDO	1.12%	8/6/2004 *	5,675	5,675
Illinois Sales Tax Rev. TOB VRDO	1.13%	8/6/2004 *	8,390	8,390
Illinois Student Assistance Comm. Student Loan Rev. VRDO	1.13%	8/6/2004 LOC	8,700	8,700
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.12%	8/6/2004 (1)*	6,145	6,145
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.14%	8/6/2004 (1)*	4,000	4,000
Metro. Pier & Exposition Auth. Illinois Dedicated Tax Rev. TOB VRDO	1.14%	8/6/2004 (1)*	10,000	10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.12%	8/6/2004 (1)*	10,320	10,320
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.12%	8/6/2004 (3)*	15,195	15,195
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.12%	8/6/2004 (1)*	6,425	6,425
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.13%	8/6/2004 (3)*	64,800	64,800
Schaumburg IL GO VRDO	1.08%	8/6/2004	12,700	12,700
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.08%	8/6/2004	30,000	30,000
Will County IL Community School Dist. TOB VRDO	1.14%	8/6/2004 (3)*	7,100	7,100

	1,145,571

Indiana (3.1%)
Delaware County IN Hosp. Auth. Rev. (Cardinal Health Systems) VRDO	1.08%	8/6/2004 (2)	34,300	34,300
Indiana Bond Bank Rev. Midyear Funding Program Notes	2.50%	1/26/2005	63,500	63,842
Indiana Bond Bank Rev. Revolving Funding Program VRDO	1.12%	8/6/2004 *	8,350	8,350
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	1.08%	8/6/2004 LOC	16,000	16,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO	1.10%	8/6/2004 LOC	32,705	32,705
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	1.05%	3/1/2005	16,000	16,000
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	1.05%	3/1/2005	20,800	20,800
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	1.73%	7/5/2005	10,000	10,000
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	1.73%	7/5/2005	28,000	28,000
Indiana Housing Finance Auth. Single Family Mortgage Rev.	1.20%	1/6/2005	4,330	4,330
Indiana Housing Finance Auth. Single Family Mortgage Rev.	1.25%	1/6/2005	27,000	27,000
Indiana Muni. Power Agency Rev. VRDO	1.08%	8/6/2004 LOC	10,000	10,000
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	1.10%	8/6/2004	22,100	22,100
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	1.09%	8/6/2004	39,900	39,900
Indiana Office Building Comm. Fac. Rev. (Pendleton Juvenile Corrections Fac.) VRDO	1.10%	8/6/2004	33,400	33,400
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.12%	8/6/2004 (3)*	5,150	5,150
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.12%	8/6/2004 (3)*	5,330	5,330
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.12%	8/6/2004 (3)*	7,495	7,495
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.12%	8/6/2004 (1)*	6,390	6,390
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.13%	8/6/2004 (3)*	4,350	4,350
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.15%	8/6/2004 (3)*	2,100	2,100
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.15%	8/6/2004 (3)*	5,000	5,000
Indiana Univ. Rev. Student Residence VRDO	1.09%	8/6/2004	19,775	19,775
Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	1.12%	8/6/2004 (1)*	9,745	9,745
Purdue Univ. Indiana Univ. Rev. TOB VRDO	1.14%	8/6/2004 *	6,365	6,365
Whiting IN Environmental Fac. Rev. (BP Products) VRDO	1.15%	8/2/2004	9,580	9,580

	448,007

Iowa (0.2%)
Iowa Finance Auth. Single Family Rev. PUT	1.35%	12/2/2004	7,500	7,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	1.08%	8/6/2004	25,000	25,000

	32,500

Kansas (0.9%)
Kansas Dev. Finance Auth. TOB VRDO	1.14%	8/6/2004 *	5,330	5,330
Koch Industries TOB VRDO	1.33%	8/6/2004 (2)*	72,270	72,270
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	1.15%	8/6/2004	34,000	34,000
Topeka KS Temporary Notes	2.00%	12/1/2004	17,000	17,053

	128,653

Kentucky (2.2%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	1.13%	8/6/2004 LOC	5,000	5,000
Kentucky Association of Counties Advance Rev. Program COP TRAN	3.00%	6/30/2005	142,937	144,630
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	1.09%	8/6/2004 (1)	20,235	20,235
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.13%	8/6/2004 *	220	220
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.18%	8/6/2004 *	16,665	16,665
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.18%	8/6/2004 *	20	20
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.18%	8/6/2004 *	12,565	12,565
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.18%	8/6/2004 *	1,000	1,000
Kentucky Property & Building Comm. Rev. TOB VRDO	1.12%	8/6/2004 (2)*	7,610	7,610
Kentucky Property & Building Comm. Rev. TOB VRDO	1.12%	8/6/2004 (4)*	5,360	5,360
Kentucky Property & Building Comm. Rev. TOB VRDO	1.13%	8/6/2004 (4)*	5,900	5,900
Kentucky Property & Building Comm. Rev. TOB VRDO	1.14%	8/6/2004 (4)*	3,000	3,000
Louisville & Jefferson County KY Regional Airport Auth. Special Fac. (UPS Worldwide Forwarding) VRDO	1.14%	8/2/2004	17,800	17,800
Louisville & Jefferson County KY TOB VRDO	1.14%	8/6/2004 (1)*	15,000	15,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	1.10%	8/6/2004 LOC	64,685	64,685

	319,690

Louisiana (0.1%)
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax TOB VRDO	1.14%	8/6/2004 (2)*	10,655	10,655
Louisiana GO TOB VRDO	1.12%	8/6/2004 (2)*	5,275	5,275

	15,930

Maine (0.5%)
Maine GO TAN	3.00%	6/30/2005	52,000	52,659
Maine Health & Higher Educ. Fac. Auth. Rev. (Bowdoin College) VRDO	1.07%	8/6/2004 LOC	11,860	11,860
Maine Health & Higher Educ. Fac. Auth. Rev. VRDO	1.14%	8/5/2004 (1)*	11,425	11,425

	75,944

Maryland (0.7%)
Frederick County MD Consolidated Public Improvement VRDO	1.09%	8/6/2004	2,710	2,710
Howard County MD Consolidated Public Improvement CP	1.12%	9/15/2004	24,500	24,500
Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	1.13%	8/6/2004 *	3,820	3,820
Maryland Dept. of Housing & Community Dev. PUT	1.25%	12/21/2004	13,125	13,125
Maryland Dept. of Housing & Community Dev. TOB VRDO	1.17%	8/6/2004 *	3,110	3,110
Maryland Dept. of Transp. TOB VRDO	1.12%	8/6/2004 *	4,800	4,800
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	1.08%	8/6/2004 (2)	34,400	34,400
Washington Suburban Sanitation Dist. Maryland VRDO	1.06%	8/6/2004	19,270	19,270

	105,735

Massachusetts (3.4%)
Framingham MA BAN	3.00%	3/1/2005	20,670	20,875
Massachusetts Bay Transp. Auth. Rev. VRDO	1.11%	8/6/2004 *	10,000	10,000
Massachusetts GO	4.00%	12/1/2004	15,000	15,148
Massachusetts GO TOB VRDO	1.13%	8/6/2004 (3)(4)*	9,970	9,970
Massachusetts GO TOB VRDO	1.13%	8/6/2004 (1)(2)(4)*	31,395	31,395
Massachusetts GO VRDO	1.10%	8/2/2004	41,615	41,615
Massachusetts GO VRDO	1.08%	8/6/2004	16,450	16,450
Massachusetts GO VRDO	1.08%	8/6/2004	37,500	37,500
Massachusetts GO VRDO	1.09%	8/6/2004	39,730	39,730
Massachusetts GO VRDO	1.12%	8/6/2004	32,600	32,600
Massachusetts GO VRDO	1.12%	8/6/2004	123,400	123,400
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	1.13%	8/6/2004 (Prere.)*	17,475	17,475
Massachusetts Housing Finance Agency Housing Rev. VRDO	1.09%	8/6/2004	49,345	49,345
Massachusetts Special Obligation Dedicated Tax Rev. VRDO	1.13%	8/6/2004 (3)*	4,580	4,580
Pembroke MA BAN	2.00%	8/5/2004	8,000	8,001
Springfield MA BAN	3.00%	9/29/2004	32,000	32,090

	490,174

Michigan (5.5%)
Detroit MI City School Dist. TOB VRDO	1.14%	8/6/2004 (3)*	3,695	3,695
Detroit MI Sewer System Rev. TOB VRDO	1.12%	8/6/2004 (4)*	14,025	14,025
Detroit MI Sewer System Rev. VRDO	1.10%	8/2/2004 (4)	4,200	4,200
Detroit MI Sewer System Rev. VRDO	1.09%	8/6/2004 (3)	21,300	21,300
Detroit MI Water Supply System TOB VRDO	1.12%	8/6/2004 (1)*	15,135	15,135
Detroit MI Water Supply System VRDO	1.08%	8/6/2004 (1)	53,900	53,900
Detroit MI Water Supply System VRDO	1.08%	8/6/2004 (3)	40,955	40,955
Huron Valley MI School Dist. TOB VRDO	1.14%	8/6/2004 *	11,000	11,000
Michigan Housing Dev. Auth. Single Family Mortgage Rev.	1.22%	12/1/2004	4,815	4,815
Michigan Housing Dev. Auth. Single Family Mortgage Rev. PUT	1.22%	11/24/2004 (4)	6,500	6,500
Michigan Housing Dev. Auth. Single Family Mortgage Rev. PUT	1.22%	11/24/2004 (4)	8,775	8,775
Michigan Housing Dev. Auth. Single Family Mortgage Rev. PUT	1.20%	12/15/2004	9,000	9,000
Michigan Building Auth. CP	1.15%	9/9/2004 LOC	41,850	41,850
Michigan Building Auth. Rev. TOB VRDO	1.12%	8/6/2004 *	5,130	5,130
Michigan Building Auth. Rev. TOB VRDO	1.13%	8/6/2004 (4)*	9,635	9,635
Michigan Building Auth. Rev. TOB VRDO	1.14%	8/6/2004 (1)*	4,295	4,295
Michigan Building Auth. Rev. TOB VRDO	1.15%	8/6/2004 (1)*	5,100	5,100
Michigan Environmental Program GO TOB VRDO	1.12%	8/6/2004 *	4,425	4,425
Michigan GAN VRDO	1.08%	8/6/2004 (4)	53,800	53,800
Michigan GO	2.00%	9/30/2004	75,000	75,125
Michigan GO School Loan CP	1.15%	11/2/2004	19,010	19,010
Michigan Higher Educ. Student Loan Auth. VRDO	1.10%	8/6/2004 (2)	34,100	34,100
Michigan Housing Dev. Auth. Rev. VRDO	1.07%	8/6/2004 (1)	35,690	35,690
Michigan Housing Dev. Auth. Rev. VRDO	1.11%	8/6/2004 (1)	41,400	41,400
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	1.12%	8/6/2004 *	7,580	7,580
Michigan Muni. Bond Auth. Rev. TOB VRDO	1.12%	8/6/2004 *	12,000	12,000
Michigan Muni. Bond Auth. TRAN	2.00%	8/20/2004	87,000	87,044
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	1.13%	8/6/2004	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.10%	8/2/2004	18,430	18,430
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.09%	8/6/2004	32,020	32,020
Univ. of Michigan Hosp. Rev. VRDO	1.10%	8/2/2004	11,155	11,155
Univ. of Michigan Hosp. Rev. VRDO	1.10%	8/2/2004	21,400	21,400
Univ. of Michigan Hosp. Rev. VRDO	1.09%	8/6/2004	52,425	52,425
Univ. of Michigan Univ. Rev. VRDO	1.08%	8/6/2004	30,420	30,420
Wayne Charter County MI Airport Rev. TOB VRDO	1.18%	8/6/2004 (1)*	1,285	1,285

	803,119

Minnesota (1.8%)
Dakota County MN Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	6,170	6,170
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	1.08%	8/6/2004 LOC	20,000	20,000
Minneapolis St. Paul MN Housing Finance Board Rev. PUT	1.05%	10/1/2004	22,000	22,000
Minneapolis St. Paul MN Housing Finance Board Rev. PUT	1.10%	10/1/2004	14,000	14,000
Minneapolis St. Paul MN Housing Finance Board Rev. TOB VRDO	1.16%	8/6/2004 *	3,610	3,610
Minneapolis St. Paul MN Housing Finance Board Rev. TOB VRDO	1.21%	8/6/2004 *	4,895	4,895
Minnesota GO TOB VRDO	1.13%	8/6/2004 *	7,995	7,995
Minnesota GO TOB VRDO	1.14%	8/6/2004 *	3,665	3,665
Minnesota GO TOB VRDO	1.14%	8/6/2004 *	4,925	4,925
Minnesota GO VRDO	1.13%	8/6/2004 *	2,670	2,670
Minnesota Housing Finance Agency Residential Housing Finance PUT	1.20%	12/23/2004	10,000	10,000
Minnesota Housing Finance Agency Residential Housing Finance VRDO	1.12%	8/6/2004	7,600	7,600
Minnesota Housing Finance Agency Residential Housing Finance VRDO	1.12%	8/6/2004	11,200	11,200
Regents of the Univ. of Minnesota GO VRDO	1.12%	8/6/2004	130,400	130,400
Southern Minnesota Muni. Power Agency Power Supply System Rev. TOB VRDO	1.10%	8/6/2004 (2)*	7,690	7,690

	256,820

Mississippi (0.2%)
Mississippi GO TOB VRDO	1.14%	8/6/2004 (3)*	4,355	4,355
Mississippi GO TOB VRDO	1.14%	8/6/2004 (3)*	4,000	4,000
Mississippi GO TOB VRDO	1.15%	8/6/2004 (4)*	9,200	9,200
Mississippi GO TOB VRDO	1.15%	8/6/2004 *	12,515	12,515

	30,070

Missouri (1.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	1.09%	8/6/2004 (4)	26,000	26,000
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.10%	8/2/2004	11,700	11,700
Missouri Board Public Building Special Obligation Rev. TOB VRDO	1.15%	8/6/2004 *	9,280	9,280
Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB V	1.12%	8/6/2004 *	7,550	7,550
Missouri Health & Educ. Fac. Auth. Rev. (Medical Research Fac.-Stowers Institute) VRDO	1.10%	8/6/2004 (1)	74,000	74,000
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	1.14%	8/6/2004	9,900	9,900
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	1.17%	8/6/2004 *	4,580	4,580
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	5,235	5,235
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	1.19%	8/6/2004 *	4,475	4,475

	152,720

Nebraska (0.7%)
Nebraska Higher Educ. Loan Program VRDO	1.18%	8/6/2004 (1)*	24,700	24,700
Nebraska Higher Educ. Loan Program VRDO	1.18%	8/6/2004 (1)*	27,675	27,675
Nebraska Higher Educ. Loan Program VRDO	1.18%	8/6/2004 (1)*	20,575	20,575
Nebraska Higher Educ. Loan Program VRDO	1.18%	8/6/2004 (1)*	24,280	24,280
Nebraska Public Power Dist. Rev. TOB VRDO	1.14%	8/6/2004 (2)*	3,200	3,200
Omaha NE TOB VRDO	1.14%	8/6/2004 *	8,000	8,000

	108,430

Nevada (0.6%)
Clark County NV Airport System Rev. TOB VRDO	1.15%	8/6/2004 (3)*	10,095	10,095
Clark County NV School Dist. GO	5.00%	6/15/2005 (3)	4,920	5,064
Clark County NV School Dist. GO TOB VRDO	1.12%	8/6/2004 (4)*	3,470	3,470
Clark County NV School Dist. GO TOB VRDO	1.14%	8/6/2004 (4)*	5,675	5,675
Las Vegas Valley Water Dist. Nevada CP	1.04%	8/2/2004	19,000	19,000
Las Vegas Valley Water Dist. Nevada CP	1.08%	9/8/2004	5,600	5,600
Las Vegas Valley Water Dist. Nevada CP	1.16%	10/7/2004	15,000	15,000
Las Vegas Valley Water Dist. Nevada CP	1.17%	10/7/2004	14,000	14,000
Nevada TOB VRDO	1.12%	8/6/2004 *	5,125	5,125

	83,029

New Hampshire (0.3%)
Manchester NH School Fac. Rev. TOB VRDO	1.14%	8/6/2004 (1)*	6,030	6,030
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	1.09%	8/6/2004	34,080	34,080

	40,110

New Jersey (0.2%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.12%	8/6/2004 (2)*	14,500	14,500
New Jersey Housing & Mortgage Finance Agency Single Family Rev.	1.05%	10/1/2004	6,900	6,900
New Jersey Housing & Mortgage Finance Agency Single Family Rev.	1.10%	10/1/2004	5,000	5,000
New Jersey Housing & Mortgage Finance Agency Single Family Rev.	1.05%	4/1/2005	15,625	15,625

	42,025

New Mexico (1.2%)
Bernalillo County NM TRAN	2.00%	12/14/2004	10,000	10,036
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.12%	8/6/2004 (1)*	5,240	5,240
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.12%	8/6/2004 (1)*	17,905	17,905
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.12%	8/6/2004 (2)*	19,775	19,775
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.12%	8/6/2004 (1)*	15,625	15,625
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.14%	8/6/2004 (2)*	5,270	5,270
New Mexico GO TOB VRDO	1.14%	8/6/2004 *	40,000	40,000
New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	1.17%	8/6/2004 *	3,285	3,285
Univ. of New Mexico Univ. Rev. VRDO	1.10%	8/6/2004	19,500	19,500
Univ. of New Mexico Univ. Rev. VRDO	1.10%	8/6/2004	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	1.13%	8/6/2004	22,100	22,100

	170,736

New York (5.2%)
Long Island NY Power Auth. Electric System Rev. VRDO	1.09%	8/2/2004 LOC	11,100	11,100
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.08%	8/6/2004 (4)	100,950	100,950
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.25%	12/9/2004 LOC	20,000	20,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.09%	8/6/2004 (4)	5,200	5,200
Metro. New York Transp. Auth. Rev. TOB VRDO	1.13%	8/6/2004 (3)*	22,305	22,305
Metro. New York Transp. Auth. Rev. VRDO	1.09%	8/6/2004 (4)	8,785	8,785
New York City NY GO VRDO	1.09%	8/6/2004 LOC	40,000	40,000
New York City NY GO VRDO	1.09%	8/6/2004 LOC	9,085	9,085
New York City NY GO VRDO	1.10%	8/6/2004 LOC	6,000	6,000
New York City NY Muni. Water Finance Auth. CP	1.17%	10/8/2004	40,000	40,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.17%	10/7/2004	17,000	17,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.08%	8/2/2004 (3)	3,700	3,700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.09%	8/2/2004 (3)	13,000	13,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.08%	8/6/2004	69,100	69,100
New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.10%	8/6/2004 *	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/2/2004	8,850	8,850
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/2/2004	8,160	8,160
New York City NY Transitional Finance Auth. Rev. VRDO	1.08%	8/6/2004	21,600	21,600
New York City NY Transitional Finance Auth. Rev. VRDO	1.08%	8/6/2004	36,100	36,100
New York City NY Transitional Finance Auth. Rev. VRDO	1.08%	8/6/2004	74,250	74,250
New York City NY Transitional Finance Auth. Rev. VRDO	1.10%	8/6/2004	11,000	11,000
New York Metro. Transp. Auth. Rev. VRDO	1.09%	8/6/2004 (11)	35,000	35,000
New York Metro. Transp. Auth. Rev. VRDO	1.09%	8/6/2004 (10)	40,000	40,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.08%	8/6/2004 (4)	1,145	1,145
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.09%	8/6/2004	35,200	35,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.10%	8/6/2004 (1)	10,000	10,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.10%	8/6/2004 (4)	10,000	10,000
New York State Power Auth. Rev. CP	1.09%	8/18/2004	30,805	30,805
New York State Thruway Auth. Rev. CP	1.13%	8/12/2004	30,000	30,000
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.13%	8/6/2004 *	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.07%	8/6/2004	16,700	16,700

	757,210

North Carolina (2.2%)
Charlotte NC Water & Sewer System Rev. VRDO	1.08%	8/6/2004	44,200	44,200
Mecklenburg County NC GO PUT	2.00%	2/1/2005	40,000	40,181
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	9,000	9,000
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	6,600	6,600
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	13,500	13,500
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	8,200	8,200
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	8,200	8,200
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	8,200	8,200
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	10,000	10,000
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	7,000	7,000
Mecklenburg County NC GO VRDO	1.08%	8/6/2004	7,000	7,000
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	1.09%	8/6/2004 LOC	13,550	13,550
North Carolina Capital Fac. Finance Agency Rev. (Republic Services, Inc. Project) VRDO	1.18%	8/2/2004 LOC	5,000	5,000
North Carolina GO TOB VRDO	1.12%	8/6/2004 *	2,500	2,500
North Carolina GO VRDO	1.04%	8/6/2004	35,000	35,000
North Carolina GO VRDO	1.05%	8/6/2004	6,000	6,000
North Carolina Housing Finance Agency TOB VRDO	1.19%	8/6/2004 *	4,000	4,000
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	1.09%	8/6/2004	47,700	47,700
Raleigh NC Downtown Improvement Project COP VRDO	1.07%	8/6/2004	15,000	15,000
Winston-Salem NC Water & Sewer System Rev. VRDO	1.08%	8/6/2004	19,900	19,900
Winston-Salem NC Water & Sewer System Rev. VRDO	1.09%	8/6/2004	5,000	5,000

	315,731

Ohio (2.4%)
Cleveland OH Airport System Rev. VRDO	1.08%	8/6/2004 (4)	14,000	14,000
Cleveland OH GO TOB VRDO	1.12%	8/6/2004 (3)*	3,050	3,050
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.07%	8/6/2004 LOC	7,880	7,880
Hamilton OH Electric System Rev. VRDO	1.08%	8/6/2004 (4)	43,990	43,990
Kent State Univ. Ohio VRDO	1.09%	8/6/2004 (1)	36,065	36,065
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.07%	8/6/2004	27,150	27,150
Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	1.14%	8/6/2004 *	7,920	7,920
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	1.14%	8/6/2004 *	10,000	10,000
Ohio Common Schools GO TOB VRDO	1.12%	8/6/2004 *	5,625	5,625
Ohio GO TOB VRDO	1.12%	8/6/2004 *	6,155	6,155
Ohio GO VRDO	1.09%	8/6/2004	31,725	31,725
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.16%	8/11/2004	14,000	14,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.07%	8/12/2004	10,000	10,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.15%	9/3/2004	7,000	7,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.10%	8/2/2004	7,315	7,315
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.10%	8/6/2004	1,900	1,900
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.14%	8/6/2004	9,370	9,370
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.15%	8/2/2004	5,200	5,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.15%	8/2/2004	5,800	5,800
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.15%	8/2/2004	8,700	8,700
Ohio State Univ. General Receipts Rev. CP	0.98%	9/9/2004	22,610	22,610
Ohio State Univ. General Receipts Rev. VRDO	1.10%	8/6/2004	22,150	22,150
Ohio State Univ. General Receipts Rev. VRDO	1.10%	8/6/2004	4,000	4,000
Ohio Water Dev. Auth. PCR (Cleveland Electric) VRDO	1.13%	8/6/2004 LOC	7,700	7,700
Springboro OH Community City School Dist. BAN	1.75%	10/12/2004	12,300	12,315
Univ. of Cincinnati OH General Receipts VRDO	1.08%	8/6/2004 (2)	12,500	12,500

	344,120

Oklahoma (0.6%)
Oklahoma State Water Resource Board State Loan PUT	1.02%	9/1/2004	19,000	19,000
Oklahoma State Water Resource Board State Loan PUT	0.98%	10/1/2004	15,000	15,000
Oklahoma State Water Resource Board State Loan PUT	0.98%	10/1/2004	10,000	10,000
Oklahoma Student Loan Auth. VRDO	1.13%	8/6/2004 (1)	10,000	10,000
Tulsa County OK Ind. Auth. PUT	1.40%	11/15/2004	36,000	36,000

	90,000

Oregon (1.0%)
Oregon Housing & Community Service Dept. Single Family Mortgage PUT	1.20%	1/6/2005	7,000	7,000
Oregon Housing & Community Service Dept. Single Family Mortgage PUT	1.25%	1/6/2005	33,250	33,250
Oregon Housing & Community Service Dept. Single Family Mortgage PUT	1.16%	5/5/2005	13,150	13,150
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	1.13%	8/6/2004	6,000	6,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004 *	4,225	4,225
Oregon State Board of Higher Educ. TOB VRDO	1.14%	8/6/2004 *	4,990	4,990
Oregon TAN	2.25%	11/15/2004	71,000	71,241
Portland OR Econ. Dev. (Broadway Project) VRDO	1.10%	8/6/2004 (2)	6,275	6,275

	146,131

Pennsylvania (4.0%)
Berks County PA IDA (Lutheran Health Care) VRDO	1.09%	8/6/2004 (2)	8,400	8,400
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.08%	8/6/2004	3,930	3,930
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.10%	8/6/2004 (2)	5,500	5,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.10%	8/6/2004 (2)	36,000	36,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.10%	8/6/2004 (2)	51,800	51,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.10%	8/6/2004 (2)	39,300	39,300
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.12%	8/6/2004 (4)	32,400	32,400
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.15%	8/6/2004 (2)	28,800	28,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.15%	8/6/2004 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.15%	8/6/2004 (4)	41,000	41,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.10%	8/2/2004	4,130	4,130
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.09%	8/6/2004 LOC	8,600	8,600
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.15%	8/6/2004 (4)*	7,870	7,870
Pennsylvania State Univ. Rev. VRDO	1.07%	8/6/2004	25,000	25,000
Pennsylvania Turnpike Comm. Rev. VRDO	1.14%	8/2/2004	400	400
Pennsylvania Turnpike Comm. Rev. VRDO	1.08%	8/6/2004	56,800	56,800
Pennsylvania Turnpike Comm. Rev. VRDO	1.09%	8/6/2004	3,290	3,290
Pennsylvania Turnpike Comm. Rev. VRDO	1.09%	8/6/2004	13,500	13,500
Pennsylvania Turnpike Comm. Rev. VRDO	1.09%	8/6/2004	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	1.14%	8/6/2004 (2)*	8,430	8,430
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	1.10%	8/2/2004 LOC	3,800	3,800
Philadelphia PA Auth. IDR (Regional Performing Arts Center Project) VRDO	1.10%	8/6/2004 LOC	13,850	13,850
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	17,300	17,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	27,180	27,180
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	9,400	9,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	2,000	2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	2,100	2,100
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	6,800	6,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	2,700	2,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	12,000	12,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	8,960	8,960
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	6,600	6,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	4,000	4,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.09%	8/6/2004	5,000	5,000

	586,530

Rhode Island
Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	1.17%	8/6/2004 (4)*	5,995	5,995

South Carolina (0.7%)
Berkeley County SC Exempt Fac. Ind. (Amoco Chemical Co.) VRDO	1.15%	8/2/2004	21,400	21,400
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	1.10%	8/6/2004	11,000	11,000
Horry County SC School Dist. GO TOB VRDO	1.12%	8/6/2004 (4)*	3,770	3,770
South Carolina Public Service Auth. Rev. TOB VRDO	1.14%	8/6/2004 (2)*	4,585	4,585
South Carolina Public Service Auth. Rev. TOB VRDO	1.14%	8/6/2004 (2)*	11,000	11,000
South Carolina Public Service Auth. Rev. TOB VRDO	1.14%	8/6/2004 (4)*	10,000	10,000
South Carolina Public Service Auth. Rev. TOB VRDO	1.15%	8/6/2004 (2)*	20,970	20,970
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.12%	8/6/2004 (2)*	12,445	12,445
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.12%	8/6/2004 (2)*	7,870	7,870

	103,040

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	1.15%	8/6/2004 LOC	17,090	17,090
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	1.19%	8/6/2004 *	5,000	5,000
South Dakota Housing Dev. Auth. Single Family Mortgage Draw Down TOB VRDO	1.13%	8/6/2004 *	1,600	1,600
South Dakota Housing Dev. Auth. Single Family Mortgage TOB VRDO	1.18%	8/6/2004 *	100	100
South Dakota Housing Dev. Auth. Single Family Mortgage TOB VRDO	1.18%	8/6/2004 *	340	340
South Dakota Housing Dev. Auth. Single Family Mortgage TOB VRDO	1.18%	8/6/2004 *	6,510	6,510

	30,640

Tennessee (2.4%)
Chattanooga TN Health, Educ., & Housing Fac. Board Rev. VRDO	1.09%	8/6/2004 LOC	60,140	60,140
Knox County TN Public Improvement TOB VRDO	1.13%	8/6/2004 *	34,275	34,275
Memphis TN Electric System Rev.	2.00%	12/1/2004	25,005	25,085
Metro. Govt. of Nashville & Davidson County TN CP	0.97%	9/10/2004	7,000	7,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	1.15%	9/15/2004	6,500	6,500
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.09%	8/2/2004	18,100	18,100
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health)	1.20%	1/4/2005	21,000	21,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health)	1.65%	8/3/2005	15,750	15,750
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	1.09%	8/6/2004 LOC	13,400	13,400
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	1.08%	8/6/2004 (3)LOC	35,700	35,700
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	1.13%	8/2/2004 LOC	9,700	9,700
Shelby County TN GO VRDO	1.10%	8/6/2004	16,200	16,200
Shelby County TN TAN	3.00%	6/30/2005	31,000	31,412
Sumner County TN Capital Outlay VRDO	1.08%	8/6/2004 LOC	25,500	25,500
Sumner County TN Capital Outlay VRDO	1.08%	8/6/2004 LOC	26,000	26,000
Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	1.19%	8/6/2004 *	2,750	2,750

	348,512

Texas (11.8%)
Austin TX Electric Util. System Rev. TOB VRDO	1.14%	8/6/2004 (1)*	4,810	4,810
Austin TX Public Improvement GO TOB VRDO	1.12%	8/6/2004 *	8,880	8,880
Austin TX Public Improvement GO TOB VRDO	1.14%	8/6/2004 *	6,590	6,590
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.13%	8/2/2004	8,000	8,000
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	0.96%	9/10/2004	7,200	7,200
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.20%	11/17/2004	15,800	15,800
Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	1.15%	8/6/2004 *	10,215	10,215
Cypress-Fairbanks TX Independent School Dist. TOB VRDO	1.14%	8/6/2004 *	11,880	11,880
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.14%	8/6/2004 *	1,570	1,570
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.15%	8/6/2004 *	4,000	4,000
Dallas TX Area Rapid Transit TOB VRDO	1.12%	8/6/2004 (3)*	5,260	5,260
Dallas TX Area Rapid Transit TOB VRDO	1.14%	8/6/2004 (2)*	3,995	3,995
Dallas TX Area Rapid Transit TOB VRDO	1.14%	8/6/2004 (2)*	6,000	6,000
Dallas TX Independent School Dist. GO	2.00%	8/15/2004	21,580	21,588
Dallas TX Independent School Dist. GO TOB VRDO	1.12%	8/6/2004 *	3,685	3,685
Dallas TX Rapid Transit Tax TOB VRDO	1.15%	8/6/2004 (2)*	9,920	9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO	1.14%	8/6/2004 *	19,085	19,085
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.18%	8/6/2004 (1)*	3,000	3,000
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.18%	8/6/2004 (4)*	2,525	2,525
El Paso TX Independent School Dist. School Building GO PUT	4.00%	10/7/2004	12,200	12,262
Frisco TX TOB VRDO	1.12%	8/6/2004 (4)*	4,170	4,170
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.13%	8/6/2004 LOC*	9,600	9,600
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.13%	8/6/2004 LOC*	40,000	40,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.13%	8/6/2004 LOC*	10,000	10,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.14%	8/6/2004 LOC*	11,000	11,000
Gulf Coast TX IDA Marine Terminal (Amoco Oil Co.) VRDO	1.15%	8/2/2004	12,200	12,200
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.15%	8/2/2004	4,000	4,000
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.15%	8/2/2004	7,300	7,300
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.15%	8/2/2004	18,500	18,500
Gulf Coast TX Waste Disposal Auth. PCR (BP Products North America Project) VRDO	1.15%	8/2/2004	4,000	4,000
Harris County TX Flood Control Dist. CP	1.15%	8/27/2004 LOC	11,200	11,200
Harris County TX GO CP	1.09%	8/2/2004	4,150	4,150
Harris County TX GO TOB VRDO	1.14%	8/6/2004 (4)*	2,910	2,910
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.10%	8/2/2004	27,800	27,800
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	1.12%	8/6/2004 *	5,500	5,500
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	1.13%	8/6/2004 *	4,245	4,245
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.10%	8/2/2004	78,800	78,800
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	1.10%	8/2/2004 (1)	43,600	43,600
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	1.10%	8/2/2004 LOC	22,950	22,950
Harris County TX Permanent Improvement & Refunding TOB VRDO	1.12%	8/6/2004 *	6,065	6,065
Harris County TX Toll Road Rev. TOB VRDO	1.12%	8/6/2004 (3)*	9,425	9,425
Harris County TX Toll Road Rev. TOB VRDO	1.14%	8/6/2004 (3)*	5,440	5,440
Houston TX Airport System Rev. TOB VRDO	1.14%	8/6/2004 (4)*	3,000	3,000
Houston TX GO CP	1.10%	8/6/2004	6,000	6,000
Houston TX GO CP	1.08%	8/20/2004	10,000	10,000
Houston TX GO Public Improvement TOB VRDO	1.12%	8/6/2004 (4)*	4,000	4,000
Houston TX GO TOB PUT	1.25%	10/21/2004 (1)*	4,000	4,000
Houston TX GO TOB VRDO	1.14%	8/6/2004 (1)*	4,950	4,950
Houston TX GO TOB VRDO	1.14%	8/6/2004 *	21,935	21,935
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	1.13%	8/12/2004	12,500	12,500
Houston TX Independent School Dist. GO PUT	1.62%	6/9/2005	125,000	124,897
Houston TX Independent School Dist. GO PUT	1.80%	6/14/2005 (4)*	9,995	9,995
Houston TX Independent School Dist. GO TOB VRDO	1.14%	8/6/2004 (4)*	19,205	19,205
Houston TX TRAN	3.00%	6/30/2005	9,400	9,518
Houston TX Util. System Rev. TOB VRDO	1.12%	8/6/2004 (4)*	12,600	12,600
Houston TX Util. System Rev. TOB VRDO	1.12%	8/6/2004 (4)*	5,200	5,200
Houston TX Util. System Rev. TOB VRDO	1.12%	8/6/2004 (3)*	5,225	5,225
Houston TX Util. System Rev. TOB VRDO	1.14%	8/6/2004 (4)*	10,295	10,295
Houston TX Util. System Rev. TOB VRDO	1.15%	8/6/2004 (1)*	12,200	12,200
Houston TX Util. System Rev. TOB VRDO	1.15%	8/6/2004 (1)*	7,700	7,700
Houston TX Water & Sewer System Rev. TOB VRDO	1.14%	8/6/2004 (4)*	25,000	25,000
Houston TX Water & Sewer System Rev. TOB VRDO	1.15%	8/6/2004 (1)*	9,995	9,995
Humble TX Independent School Dist. School Building VRDO	1.08%	8/6/2004	65,255	65,255
Irving TX Waterworks & Sewer Rev. TOB VRDO	1.12%	8/6/2004 (2)*	2,300	2,300
Judson TX Independent School Dist. TOB VRDO	1.14%	8/6/2004 *	6,275	6,275
Katy TX Independent School Dist. TOB VRDO	1.14%	8/6/2004 *	3,520	3,520
Klein TX Independent School Dist. Unlimited Tax Schoolhouse VRDO	1.12%	8/5/2004 *	5,580	5,580
Lamar TX Independent School Dist. VRDO	1.14%	8/6/2004 *	8,225	8,225
Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	1.15%	8/6/2004 *	18,905	18,905
Lower Colorado River Auth. Texas Rev. TOB VRDO	1.12%	8/6/2004 (2)(4)*	12,500	12,500
Mansfield TX Independent School Dist. TOB VRDO	1.14%	8/6/2004 *	3,100	3,100
Mansfield TX Independent School Dist. TOB VRDO	1.15%	8/6/2004 *	10,000	10,000
Mesquite TX Independent School Dist. School Building VRDO	1.08%	8/6/2004	13,400	13,400
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 LOC	25,500	25,500
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 (2)	5,000	5,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 LOC	18,080	18,080
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 LOC	15,000	15,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.12%	8/6/2004 (2)	17,500	17,500
North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	1.14%	8/6/2004 (2)*	4,320	4,320
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) TOB VRDO	1.12%	8/6/2004 *	7,560	7,560
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) TOB VRDO	1.12%	8/6/2004 *	7,295	7,295
Red River TX Auth. PCR (Southwestern Public Service) VRDO	1.10%	8/6/2004 (2)	20,000	20,000
San Antonio TX Electric & Gas Rev. CP	1.10%	8/19/2004	30,000	30,000
San Antonio TX Electric & Gas Rev. VRDO	1.12%	8/6/2004	30,000	30,000
San Antonio TX Independent School Dist. GO TOB VRDO	1.14%	8/6/2004 *	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	1.09%	8/6/2004 LOC	5,400	5,400
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	1.09%	8/6/2004 LOC	16,700	16,700
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	1.14%	8/6/2004 *	4,980	4,980
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	1.19%	8/6/2004 (4)*	5,000	5,000
Texas GO TOB VRDO	1.12%	8/6/2004 *	5,650	5,650
Texas GO Veterans Housing Assistance Program Fund II VRDO	1.12%	8/6/2004	4,800	4,800
Texas GO Veterans Housing Assistance Program VRDO	1.14%	8/6/2004	20,000	20,000
Texas State College Student Loan PUT	1.80%	7/1/2005	20,000	20,000
Texas State College Student Loan PUT	1.80%	7/1/2005	30,000	30,000
Texas State Univ. System TOB VRDO	1.14%	8/6/2004 (4)*	12,165	12,165
Texas TRAN	2.00%	8/31/2004	218,500	218,647
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	1.14%	8/6/2004 (2)*	12,000	12,000
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	1.14%	8/6/2004 (2)*	5,995	5,995
Texas Water Dev. Board Rev. TOB VRDO	1.13%	8/6/2004 *	7,395	7,395
Texas Water Dev. Board Rev. VRDO	1.10%	8/2/2004	6,140	6,140
Trinity River Auth. Texas Regional Wastewater Rev. TOB VRDO	1.12%	8/6/2004 (1)*	5,740	5,740
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.12%	8/6/2004 *	2,595	2,595
Univ. of Texas Permanent Univ. Fund Rev. VRDO	1.09%	8/6/2004	12,965	12,965
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.09%	8/6/2004 (10)	105,100	105,100

	1,711,632

Utah (1.5%)
Central Utah Water Conservancy Dist. VRDO	1.08%	8/6/2004 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	1.08%	8/6/2004 (2)	6,300	6,300
Intermountain Power Agency Utah Power Supply Rev.	1.24%	12/1/2004 (2)	13,500	13,500
Intermountain Power Agency Utah Power Supply Rev.	1.25%	12/1/2004 (2)	12,300	12,300
Intermountain Power Agency Utah Power Supply Rev. VRDO	1.12%	8/6/2004 (1)*	6,695	6,695
Intermountain Power Agency Utah TOB VRDO	1.14%	8/6/2004 (1)*	14,600	14,600
Utah GO VRDO	1.12%	8/6/2004 *	10,530	10,530
Utah Housing Corp. Single Family Mortgage Rev. PUT	1.25%	1/1/2005	5,800	5,800
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	19,350	19,350
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	14,110	14,110
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	14,795	14,795
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	14,705	14,705
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	7,830	7,830
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	10,000	10,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	15,880	15,880
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.14%	8/6/2004	16,050	16,050
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.14%	8/6/2004	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.14%	8/6/2004	8,775	8,775

	215,425

Vermont
Vermont Housing Finance Agency Single Family TOB VRDO	1.19%	8/6/2004 (4)*	2,825	2,825

Virginia (1.0%)
Fairfax County VA Public Improvement GO TOB VRDO	1.14%	8/6/2004 *	3,395	3,395
Montgomery County VA IDA (Virginia Tech Foundation) VRDO	1.08%	8/6/2004 LOC	19,650	19,650
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	1.12%	8/6/2004	39,100	39,100
Richmond VA GO TOB VRDO	1.12%	8/6/2004 (4)*	13,370	13,370
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	1.13%	8/2/2004	21,200	21,200
Univ. of Virginia TOB VRDO	1.14%	8/6/2004 *	3,300	3,300
Univ. of Virginia TOB VRDO	1.15%	8/6/2004 *	4,755	4,755
Virginia Beach VA VRDO	1.14%	8/6/2004 *	6,725	6,725
Virginia College Building Auth. Educ. Fac. Rev. (Public Higher Educ. Financing Program) TOB VRDO	1.12%	8/6/2004 *	11,755	11,755
Virginia Public School Auth. Rev. TOB VRDO	1.12%	8/6/2004 (4)*	10,060	10,060
Virginia Public School Auth. Rev. TOB VRDO	1.14%	8/6/2004 *	7,955	7,955

	141,265

Washington (1.8%)
Energy Northwest Washington Electric Refunding Rev. TOB VRDO	1.12%	8/6/2004 (1)*	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	1.13%	8/6/2004	6,400	6,400
King County WA (Snoqualmie Valley School Dist.) TOB VRDO	1.12%	8/6/2004 (4)*	10,235	10,235
King County WA GO TOB VRDO	1.14%	8/6/2004 (4)*	5,320	5,320
King County WA GO TOB VRDO	1.14%	8/6/2004 (1)*	7,470	7,470
Pierce County WA School Dist. TOB VRDO	1.12%	8/6/2004 (4)*	6,220	6,220
Pierce County WA School Dist. TOB VRDO	1.12%	8/6/2004 (4)*	8,400	8,400
Port Bellingham WA Ind. Dev. Corp. Environmental Fac. (BP Amoco West Coast LLC) VRDO	1.15%	8/2/2004	3,300	3,300
Port of Seattle WA Rev. TOB VRDO	1.13%	8/6/2004 (1)*	10,000	10,000
Port of Seattle WA Rev. TOB VRDO	1.17%	8/6/2004 (3)*	4,430	4,430
Port of Tacoma WA Rev. TOB VRDO	1.14%	8/6/2004 (2)*	5,795	5,795
Port of Tacoma WA Rev. TOB VRDO	1.15%	8/6/2004 (2)*	4,465	4,465
Seattle WA Muni. Light & Power Rev. TOB VRDO	1.14%	8/6/2004 (4)*	6,400	6,400
Seattle WA Water System Rev. TOB VRDO	1.14%	8/6/2004 (1)*	4,985	4,985
Snohomish County WA Public Util. Dist. TOB VRDO	1.14%	8/5/2004 (4)	5,415	5,415
Tacoma WA Sewer TOB VRDO	1.15%	8/6/2004 (3)*	10,625	10,625
Washington GO	5.00%	7/1/2005 (1)	3,840	3,957
Washington GO TOB VRDO	1.12%	8/6/2004 (1)*	10,505	10,505
Washington GO TOB VRDO	1.12%	8/6/2004 (2)*	10,770	10,770
Washington GO TOB VRDO	1.12%	8/6/2004 (3)*	12,805	12,805
Washington GO TOB VRDO	1.12%	8/6/2004 (3)*	9,510	9,510
Washington GO TOB VRDO	1.12%	8/6/2004 (1)*	15,745	15,745
Washington GO TOB VRDO	1.14%	8/6/2004 *	9,910	9,910
Washington GO TOB VRDO	1.15%	8/6/2004 (1)*	5,745	5,745
Washington GO TOB VRDO	1.15%	8/6/2004 (2)*	7,000	7,000
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	1.12%	8/6/2004	21,600	21,600
Washington Higher Educ. Fac. Auth. (Seattle Pacific Univ.) VRDO	1.05%	8/6/2004 LOC	11,400	11,400
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	4,255	4,255
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	10,945	10,945
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	8,155	8,155
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.18%	8/6/2004 *	3,240	3,240
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.19%	8/6/2004 *	4,780	4,780

	256,162

West Virginia (0.4%)
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	1.11%	8/6/2004	40,000	40,000
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	1.11%	8/6/2004	16,700	16,700

	56,700

Wisconsin (2.5%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	1.10%	8/6/2004 (1)	16,700	16,700
Wisconsin Clean Water Rev. TOB VRDO	1.13%	8/6/2004 *	11,920	11,920
Wisconsin GO CP	1.15%	9/7/2004	16,700	16,700
Wisconsin GO CP	1.16%	10/8/2004	2,535	2,535
Wisconsin GO TOB VRDO	1.12%	8/6/2004 (4)*	17,810	17,810
Wisconsin GO TOB VRDO	1.12%	8/6/2004 (1)*	26,095	26,095
Wisconsin GO TOB VRDO	1.15%	8/6/2004 (1)*	18,995	18,995
Wisconsin GO TOB VRDO	1.15%	8/6/2004 (4)*	20,855	20,855
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. PUT	1.25%	1/5/2005 (4)	5,900	5,900
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. PUT	1.30%	1/5/2005 (4)	4,400	4,400
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.10%	8/6/2004	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.11%	8/6/2004	31,375	31,375
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.11%	8/6/2004	7,090	7,090
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.11%	8/6/2004	24,985	24,985
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.11%	8/6/2004	12,870	12,870
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.12%	8/6/2004	6,920	6,920
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.12%	8/6/2004	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.12%	8/6/2004	10,515	10,515
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.12%	8/6/2004	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.12%	8/6/2004	1,875	1,875
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.12%	8/6/2004	17,400	17,400
Wisconsin Housing & Econ. Dev. Auth. Single Family Draw Down Rev. TOB VRDO	1.18%	8/6/2004 *	21,540	21,540
Wisconsin Housing & Econ. Dev. Auth. Single Family Draw Down Rev. TOB VRDO	1.18%	8/6/2004 *	9,220	9,220
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. TOB VRDO	1.18%	8/6/2004 *	15,360	15,360
Wisconsin School Dist. Cash Flow Management Program COP	2.00%	9/22/2004	12,500	12,516
Wisconsin Transp. Rev. TOB VRDO	1.12%	8/6/2004 *	9,995	9,995
Wisconsin Transp. Rev. TOB VRDO	1.15%	8/6/2004 (2)*	13,715	13,715

	357,786

TOTAL MUNICIPAL BONDS
(Cost $14,424,813)	14,424,813

OTHER ASSETS AND LIABILITIES-NET (0.7%)	104,151

NET ASSETS (100%)	$14,528,964

*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industiral Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.
† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2004.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc. (7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Investment securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.